Share-Based Compensation - Share Based Compensation Expense by Type of Award (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	¥ 94,897	$ 13,631	¥ 112,763	¥ 93,635
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	40,533	5,822	45,973	51,054
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	¥ 54,364	$ 7,809	¥ 66,790	¥ 42,581